Variable Interest Entities - Summary of Average Bareboat Charter Rates per Day (Details) $ / d in Thousands	Dec. 31, 2016 $ / d
West Taurus
Sale Leaseback Transaction [Line Items]
2016	165
2017	158
2018	158
2019	144
2020	143
2021	136
SFL Hercules Limited
Sale Leaseback Transaction [Line Items]
2016	179
2017	170
2018	166
2019	143
2020	141
2021	135
SFL Linus Limited
Sale Leaseback Transaction [Line Items]
2016	222
2017	222
2018	222
2019	173
2020	140
2021	140